Related Party Transactions - Summary of Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services
Purchases of goods/services
Interest income
Interest expense
Dividends received
Net loans made to/(repayments from) related parties
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services
Purchases of goods/services	1,606,639	1,589,094
Interest income
Interest expense
Dividends received	396,856	327,679
Net loans made to/(repayments from) related parties